Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity | Previously stated [member]	$ 78,692	$ 78,614	$ 944	$ (69)	$ 82,191	$ (4,452)	$ 78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	3			3
Equity | Restated Value Adjustments [member]	78,695	78,617	944	(69)	82,194	(4,452)	78
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2018	78,692	78,614	944	(69)	82,191	(4,452)	78
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	3	3			3
Equity at beginning of period (Restated Value Adjustments [member]) at Dec. 31, 2018	78,695	78,617	944	(69)	82,194	(4,452)	78
Net income	11,737	11,732			11,732		5
Other comprehensive income	(210)	(207)			(94)	(113)	(3)
Total comprehensive income	11,527	11,525			11,638	(113)	2
Dividends	(6,645)	(6,645)			(6,645)
Dividend in kind	(23,434)	(23,434)			(23,434)
Purchase of treasury shares	(5,511)	(5,511)		(31)	(5,480)
Reduction of share capital			(8)	12	(4)
Exercise of options and employee transactions, equity impact	210	210		3	207
Equity-based compensation	833	833		5	828
Shares delivered to divested business employees, equity impact	18	18			18
Taxes on treasury shares	(189)	(189)			(189)
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	284	284			284
Transaction costs recorded in equity	(253)	(253)			(253)
Fair value adjustments on equity securities sold, reclassified to retained earnings					95	(95)
Changes in non-controlling interests	(1)						(1)
Fair value adjustments related to divestments					(3)	3
Impact of change in ownership of consolidated entities	(5)	(3)			(3)		(2)
Other movements	22	22			22
Total of other equity movements	(34,671)	(34,668)	(8)	(11)	(34,557)	(92)	(3)
Equity at end of period at Dec. 31, 2019	55,551	55,474	936	(80)	59,275	(4,657)	77
Equity	55,551	55,474	936	(80)	59,275	(4,657)	77
Net income	8,071	8,072			8,072		(1)
Other comprehensive income	3,330	3,331			(56)	3,387	(1)
Total comprehensive income	11,401	11,403			8,016	3,387	(2)
Dividends	(6,987)	(6,987)			(6,987)
Purchase of treasury shares	(3,056)	(3,056)		(18)	(3,038)
Reduction of share capital			(23)	31	(8)
Exercise of options and employee transactions, equity impact	806	806		8	798
Repurchase of options	(89)	(89)			(89)
Equity-based compensation	730	730		6	724
Shares delivered to divested business employees, equity impact	30	30		0	30
Taxes on treasury shares	32	32			32
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	(1,769)	(1,769)			(1,769)
Fair value adjustments on equity securities sold, reclassified to retained earnings					150	(150)
Fair value adjustments related to divestments					(2)	2
Impact of change in ownership of consolidated entities	(1)	6			7	(1)	(7)
Other movements	18	18			18
Total of other equity movements	(10,286)	(10,279)	(23)	27	(10,134)	(149)	(7)
Equity at end of period at Dec. 31, 2020	56,666	56,598	913	(53)	57,157	(1,419)	68
Equity	56,666	56,598	913	(53)	57,157	(1,419)	68
Net income	24,018	24,021			24,021		(3)
Other comprehensive income	(2,497)	(2,493)			46	(2,539)	(4)
Total comprehensive income	21,521	21,528			24,067	(2,539)	(7)
Dividends	(7,368)	(7,368)			(7,368)
Purchase of treasury shares	(2,920)	(2,920)		(18)	(2,902)
Reduction of share capital			(12)	18	(6)
Exercise of options and employee transactions, equity impact	39	39		0	39
Equity-based compensation	745	745		5	740
Shares delivered to divested business employees, equity impact	17	17		0	17
Taxes on treasury shares	1	1			1
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	(1,040)	(1,040)			(1,040)
Transaction costs recorded in equity	12	12			12
Fair value adjustments on equity securities sold, reclassified to retained earnings					164	(164)
Changes in non-controlling interests	(1)						(1)
Fair value adjustments related to divestments					65	(65)
Impact of change in ownership of consolidated entities	102	(5)			(5)	0	107
Other movements	48	48			48
Total of other equity movements	(10,365)	(10,471)	(12)	5	(10,235)	(229)	106
Equity at end of period at Dec. 31, 2021	67,822	67,655	901	(48)	70,989	(4,187)	167
Equity	$ 67,822	$ 67,655	$ 901	$ (48)	$ 70,989	$ (4,187)	$ 167